Employee Benefit Plans and Postretirement Benefits (Tables)	3 Months Ended
Mar. 31, 2017
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three months ended March 31, 2017 and 2016:

	Pension		Healthcare		Other
	Three Months Ended March 31,		Three Months Ended March 31,		Three Months Ended March 31,
	2017	2016	2017	2016	2017	2016
	(in millions)
Service cost	$7	$7	$2	$2	$3	$3
Interest cost	18	22	9	10	1	1
Expected return on assets	(27)	(29)	(2)	(2)	—	—
Amortization of:
Prior service credit	—	—	(1)	(1)	—	—
Actuarial loss	22	20	2	4	—	—
Net periodic benefit cost	$20	$20	$10	$13	$4	$4